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                              THE o BJURMAN o FUNDS
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                                     [LOGO]


                                BJURMAN MICRO-CAP
                                   GROWTH FUND

                             ----------------------

                                  ANNUAL REPORT

                                 March 31, 2001
--------------------------------------------------------------------------------

THE BJURMAN FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Donald W. Hudson, Jr.
Joseph E. Maiolo
William Wallace

INVESTMENT ADVISER
George D. Bjurman & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

UNDERWRITER
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITOR
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
================================================================================
Letter to Shareholders ...................................................     1
Statement of Assets and Liabilities ......................................     3
Statement of Operations ..................................................     4
Statements of Changes in Net Assets ......................................     5
Financial Highlights .....................................................     6
Portfolio of Investments .................................................     7
Notes to Financial Statements ............................................    10
Auditor's Report .........................................................    13
================================================================================
                      For Additional Information and a free
                       prospectus about Bjurman Micro-Cap
                                Growth Fund call:
                                 (800) 227-7264
                   or visit The Bjurman Funds' website on the
                        Internet at www.bjurmanfunds.com

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objective, policies, expenses and other information.

BJURMAN MICRO-CAP GROWTH FUND
LETTER TO SHAREHOLDERS
================================================================================

To Our Shareholders:

The past year, ended March 31, 2001, was one of the most turbulent in market history. Investors, analysts, news broadcasters, and corporate management were at the height of ebullience twelve months ago. Today, the news is fraught with negativism. Investors are frightened, and security analysts and corporations are lowering forecasts for earnings growth.

The current somber investor sentiment, coupled with low equity prices, has created an excellent buying opportunity, in our opinion. We feel that the Federal Reserve Board is likely to continue its policy of monetary leniency, and income tax cuts are likely to provide additional economic stimulus.

Although the Bjurman Micro-Cap Growth Fund had a total return of -0.65% from March 31, 2000 through March 31, 2001, this compares favorably with the returns of the market averages:

                                              TOTAL RETURN - 12 MONTHS ENDED
                                              ------------------------------
                                                      MARCH 31, 2001
                                                      --------------

               Russell 2000                               -15.33%
               Russell 2000 Growth                        -39.81%
               NASDAQ                                     -59.42%
               S&P 500                                    -21.68%
               Dow Jones Industrial Average                -8.28%

We effected several major changes in the Fund during the past twelve months which led to better-than-market returns. Technology stocks were reduced from a high of 70% in the first quarter of 2000 to 22% by December 31, 2000. Additional defensive issues with positive earnings growth were purchased in the Finance, Healthcare, and Energy sectors. Greater company and industry diversification was achieved by holding a greater number of issues, thereby lowering the Fund's exposure to each individual security.

The Bjurman Micro-Cap Growth Fund has maintained its OOOOO rating by Morningstar(TM). We are pleased with the Fund's +241.48% cumulative total return over the past four years and look forward to positive developments in the years ahead.

Sincerely,

/s/ G. Andrew Bjurman, CFA, CIC         /s/ O. Thomas Barry, III, CFA, CIC

G. Andrew Bjurman, CFA, CIC             O. Thomas Barry, III, CFA, CIC
Co-President and Portfolio Manager      Co-President and Portfolio Manager

PERFORMANCE INFORMATION
================================================================================

        Comparison of the Change in Value of a $10,000 Investment in the Bjurman Micro-Cap Growth Fund and the Russell 2000 Growth Index

                               [GRAPHIC OMITTED]

                   -----------------------------------------
                   Bjurman Micro-Cap Growth Fund     $34,148
                   Russell 2000 Growth Index         $12,023
                   -----------------------------------------

                   -----------------------------------------
                          Average Annual Total Returns
                        1 Year         Since Inception*
                        -0.65%              35.88%
                   -----------------------------------------

           Past performance is not predictive of future performance.

                      * Fund inception was March 31, 1997.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
================================================================================

ASSETS
Investment securities:
     At acquisition cost ....................................     $ 158,683,547
                                                                  =============
     At value (Note 2) ......................................     $ 167,527,759
Dividends receivable ........................................            24,889
Receivable for securities sold ..............................         2,791,394
Receivable for capital shares sold ..........................           954,213
Organization costs, net (Note 2) ............................            17,606
Other assets ................................................            44,487
                                                                  -------------
     TOTAL ASSETS ...........................................       171,360,348
                                                                  -------------

LIABILITIES
Payable for securities purchased ............................         3,845,641
Payable for capital shares redeemed .........................           191,487
Payable to Adviser (Note 4) .................................           169,256
Payable to affiliates (Note 4) ..............................            21,001
Accrued distribution expense (Note 4) .......................            49,987
Other accrued expenses and liabilities ......................            77,624
                                                                  -------------
     TOTAL LIABILITIES ......................................         4,354,996
                                                                  -------------

NET ASSETS ..................................................     $ 167,005,352
                                                                  =============

NET ASSETS CONSIST OF
Paid-in capital .............................................     $ 175,037,864
Accumulated net realized losses from security transactions ..       (16,876,724)
Net unrealized appreciation on investments ..................         8,844,212
                                                                  -------------
     Net assets .............................................     $ 167,005,352
                                                                  =============

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value) .............         4,423,976
                                                                  =============

Net asset value, offering price and redemption price per
     share (Note 2) .........................................     $       37.75
                                                                  =============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2001
================================================================================

INVESTMENT INCOME
     Dividends ..............................................     $     616,961
                                                                  -------------

EXPENSES
     Investment advisory fees (Note 4) ......................           829,225
     Distribution expense (Note 4) ..........................           206,306
     Reimbursement of fees waived, net (Note 4) .............            98,487
     Administration fees (Note 4) ...........................           100,860
     Registration fees ......................................            63,627
     Custodian fees .........................................            44,726
     Accounting services fees (Note 4) ......................            33,000
     Trustees' fees and expenses ............................            25,805
     Transfer agent fees (Note 4) ...........................            25,268
     Professional fees ......................................            19,130
     Organization expense (Note 2) ..........................            18,720
     Postage and supplies ...................................             9,288
     Shareholder reports ....................................             8,637
     Underwriting fees (Note 4) .............................             6,000
     Other expenses .........................................             3,525
                                                                  -------------
        TOTAL EXPENSES ......................................         1,492,604
                                                                  -------------

NET INVESTMENT LOSS .........................................          (875,643)
                                                                  -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized losses from security transactions .........       (16,844,695)
     Net change in unrealized appreciation/depreciation
        on investments ......................................         3,501,855
                                                                  -------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...........       (13,342,840)
                                                                  -------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..................     $ (14,218,483)
                                                                  =============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================================
                                                                                                YEAR             YEAR
                                                                                               ENDED            ENDED
                                                                                              MARCH 31,        MARCH 31,
                                                                                                2001             2000
--------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
     Net investment loss ...............................................................    $   (875,643)    $   (232,229)
     Net realized gains (losses) from security transactions ............................     (16,844,695)       7,858,289
     Net change in unrealized appreciation/depreciation on investments .................       3,501,855        3,772,014
                                                                                            ------------     ------------
Net increase (decrease) in net assets from operations ..................................     (14,218,483)      11,398,074
                                                                                            ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net realized gains ...........................................................      (6,232,975)        (188,329)
                                                                                            ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold .........................................................     254,257,407       11,376,371
     Net asset value of shares issued in reinvestment of distributions to shareholders .       5,870,387          184,457
     Payments for shares redeemed ......................................................     (95,725,946)      (9,079,715)
                                                                                            ------------     ------------
Net increase in net assets from capital share transactions .............................     164,401,848        2,481,113
                                                                                            ------------     ------------

TOTAL INCREASE IN NET ASSETS ...........................................................     143,950,390       13,690,858

NET ASSETS

     Beginning of year .................................................................      23,054,962        9,364,104
                                                                                            ------------     ------------
     End of year .......................................................................    $167,005,352     $ 23,054,962
                                                                                            ============     ============

CAPITAL SHARE ACTIVITY
     Shares sold .......................................................................       6,015,755          322,767
     Shares reinvested .................................................................         156,962            6,343
     Shares redeemed ...................................................................      (2,314,765)        (273,213)
                                                                                            ------------     ------------
     Net increase in shares outstanding ................................................       3,857,952           55,897
     Shares outstanding, beginning of year .............................................         566,024          510,127
                                                                                            ------------     ------------
     Shares outstanding, end of year ...................................................       4,423,976          566,024
                                                                                            ============     ============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================
                         SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================
                                                        YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                      MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                        2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .............    $  40.73      $  18.36      $  20.42      $  12.00
                                                      --------      --------      --------      --------

Income (loss) from investment operations:
     Net investment loss .........................       (0.20)        (0.41)        (0.26)        (0.10)
     Net realized and unrealized gains (losses)
          on investments .........................       (0.09)        23.15         (1.80)         8.52
                                                      --------      --------      --------      --------
Total from investment operations .................       (0.29)        22.74         (2.06)         8.42
                                                      --------      --------      --------      --------

Less distributions:
     Distributions from net realized gains .......       (2.69)        (0.37)           --            --
                                                      --------      --------      --------      --------

Net asset value at end of year ...................    $  37.75      $  40.73      $  18.36      $  20.42
                                                      ========      ========      ========      ========

Total return .....................................       (0.65%)      124.64%       (10.09%)       70.17%
                                                      ========      ========      ========      ========

Net assets at end of year (000's) ................    $167,005      $ 23,055      $  9,364      $  6,507
                                                      ========      ========      ========      ========

Ratio of net expenses to average net assets ......        1.80%         1.80%         1.80%         1.80%

Ratio of total expenses to average net assets(A) .        1.80%         2.74%         4.40%        13.35%

Ratio of net investment loss to average net assets       (1.05%)       (1.65%)       (1.58%)       (1.41%)

Portfolio turnover rate ..........................         159%          337%          234%          110%

(A) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001
================================================================================
  SHARES       COMMON STOCKS -- 98.0%                                  VALUE
--------------------------------------------------------------------------------

               BASIC MATERIALS**-- 1.9%
   109,100     Ameripath, Inc.* ...............................    $  2,243,368
    48,800     TETRA Technologies, Inc.* ......................         988,200
                                                                   ------------
                                                                      3,231,568
                                                                   ------------

               CONGLOMERATES**-- 0.8%
    33,300     Corinthian Colleges, Inc.* .....................       1,340,325
                                                                   ------------

               CONSUMER, CYCLICAL**-- 18.9%
   118,500     Alliance Gaming Corp.* .........................       2,295,937
    73,900     Bright Horizon Family Solutions* ...............       1,751,430
    40,000     Buca, Inc.* ....................................         744,800
   107,600     Christopher & Banks Corp.* .....................       3,241,450
    60,300     Crossmann Communities, Inc.* ...................       1,571,568
    38,500     Gadzooks, Inc.* ................................         847,000
    35,670     Hibbett Sporting Goods, Inc.* ..................         998,760
   106,000     Hot Topic, Inc.* ...............................       2,968,000
   120,200     Hovnanian Enterprises, Inc. - Class A* .........       1,727,274
    84,500     K-Swiss, Inc. - Class A ........................       2,165,312
    75,000     P.F. Chang's China Bistro, Inc.* ...............       2,625,000
    65,600     Peet's Coffee & Tea, Inc.* .....................         463,300
   161,800     Shufffle Master, Inc.* .........................       4,075,338
    21,365     Skechers U.S.A., Inc.* .........................         512,760
   122,700     The Wet Seal, Inc. - Class A* ..................       3,144,188
   108,700     Vans, Inc.* ....................................       2,452,544
                                                                   ------------
                                                                     31,584,661
                                                                   ------------

               CONSUMER, NON-CYCLICAL**-- 22.6%
    85,700     Allou Health & Beauty Care, Inc.* ..............         299,950
    84,200     Ambassadors International, Inc. ................       1,494,550
    58,800     America Service Group, Inc.* ...................       1,470,000
    95,200     CHRONIMED, Inc.* ...............................       1,326,850
   222,400     Dynacq International, Inc.* ....................       3,391,600
    97,500     FTI Consulting, Inc.* ..........................       1,266,525
    92,300     Green Mountain Coffee, Inc.* ...................       1,580,638
    30,500     ICU Medical, Inc.* .............................       1,067,500
   147,400     Landry's Seafood Restaurants, Inc. .............       1,672,990
   349,500     Magellan Health Services, Inc.* ................       3,232,875
    72,800     MedAmicus, Inc.* ...............................         282,100
   183,400     Nash-Finch Company .............................       3,186,575
    48,000     National Dentex Corp.* .........................       1,059,000
   141,800     Panera Bread Company - Class A .................       3,793,150
    66,400     Right Management Consultants, Inc.* ............       1,601,900
    76,600     Rightchoice Managed Care, Inc.* ................       2,600,570
   148,000     Salix Pharmaceuticals, Ltd.* ...................       2,220,000
    69,800     Surmodics, Inc.* ...............................       2,512,800
    85,000     Taro Pharmaceutical Industries, Ltd.* ..........       3,724,063
                                                                   ------------
                                                                     37,783,636
                                                                   ------------

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS -- 98.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               ENERGY**-- 5.7%
   216,600     Meridian Resource Corp.* .......................    $  1,544,358
    64,500     Nordic American Tanker Shipping Ltd. ...........       1,283,550
   110,400     Plains Resources Inc.* .........................       2,318,400
   130,900     Quicksilver Resources, Inc.* ...................       1,538,075
   165,000     Remington Oil & Gas Corp.* .....................       2,279,062
    22,000     Sabine Royalty Trust ...........................         470,800
                                                                   ------------
                                                                      9,434,245
                                                                   ------------

               FINANCIAL SERVICES**-- 12.3%
    57,700     Actrade Financial Technologies, Ltd.* ..........       1,323,494
    47,000     American Physicians Capital, Inc.* .............         857,750
    94,500     Boston Private Financial Holdings, Inc. ........       1,677,375
    27,000     Capital Crossing Bank* .........................         529,875
   172,700     First Sentinel Bancorp, Inc. ...................       1,921,288
    25,000     Main Street Banks, Inc.* .......................         350,000
    22,500     Marine Petroleum Trust .........................         646,875
    26,800     MEEMIC Holdings, Inc.* .........................         666,650
    26,500     MetroCorp Bancshares, Inc. .....................         289,844
    67,300     Mutualfirst Financial, Inc. ....................         933,788
    87,360     New York Community Bancorp, Inc. ...............       2,533,440
    98,300     Oceanfirst Financial Corp. .....................       2,285,475
   105,000     Port Financial Corp.* ..........................       1,916,250
    26,900     Rome Bancorp, Inc. .............................         440,488
   163,000     Scottish Annuity & Life Holdings, Ltd. .........       2,343,125
    48,100     Security Financial Bancorp .....................         802,669
    41,100     Sovran Self Storage, Inc. ......................       1,006,950
                                                                   ------------
                                                                     20,525,336
                                                                   ------------

               INDUSTRIAL**-- 14.0%
    30,900     Arkansas Best Corp.* ...........................         486,675
    32,000     BEI Technologies, Inc.* ........................         508,000
    94,200     BHA Group Holdings, Inc. .......................       1,601,400
    50,200     Ceradyne, Inc.* ................................         411,012
   125,000     Engineered Support Systems, Inc. ...............       2,421,875
    72,700     Genesee & Wyoming, Inc. - Class A* .............       1,822,043
    50,000     LeCroy Corp.* ..................................         853,125
    52,500     Lifschultz Industries, Inc.* ...................         748,125
    32,100     Measurement Specialties, Inc.* .................         616,641
    60,100     Mobile Mini, Inc.* .............................       1,656,506
   120,800     Neogen Corp.* ..................................       1,426,950
   205,000     OMI Corp.* .....................................       1,328,400
   130,300     Powell Industries, Inc.* .......................       1,889,350
    72,800     Quixote Corp. ..................................       1,610,700
   163,900     RailAmerica, Inc.* .............................       1,639,000
    79,200     ROHN Industries, Inc. ..........................         318,037
    89,400     The Keith Companies, Inc.* .....................       1,877,400
    75,400     TRC Companies, Inc.* ...........................       2,224,300
                                                                   ------------
                                                                     23,439,539
                                                                   ------------

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS -- 98.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               TECHNOLOGY**-- 21.8%
    79,000     Axsys Technologies, Inc.* ......................    $  1,520,750
    71,500     Blue Wave Systems, Inc.* .......................         429,000
   100,000     CACI International, Inc. - Class A* ............       2,700,000
    30,800     Cantel Medical Corp.* ..........................         435,050
   124,700     Catapult Communications Corp.* .................       3,179,850
    16,800     Cryolife, Inc.* ................................         435,624
   126,100     Edge Petroleum Corp.* ..........................       1,040,325
    43,400     Exponent, Inc.* ................................         585,900
    62,100     Ibis Technology Corp.* .........................       1,707,750
   101,000     Innovative Solutions & Support* ................       1,313,000
   104,000     InSight Health Services Corp.* .................       1,326,000
   118,000     Integrated Silicon Solution, Inc.* .............       1,534,000
    40,400     Jaco Electronics, Inc.* ........................         229,775
    38,100     Mapinfo Corp.* .................................         676,275
    35,900     Mechanical Dynamics, Inc.* .....................         314,125
    57,200     Meridian Medical Technologies, Inc.* ...........         521,950
   111,000     Metro One Telecommunications, Inc.* ............       3,635,250
    18,000     Nam Tai Electronics, Inc. ......................         238,500
   102,695     Nortech Systems, Inc.* .........................         744,539
    38,000     OneSource Information Services, Inc.* ..........         195,344
    28,000     Overland Data, Inc.* ...........................         220,500
    40,000     PEC Solutions, Inc.* ...........................         380,000
    84,300     Planar Systems, Inc.* ..........................       1,074,825
    33,700     Scansource, Inc.* ..............................       1,145,800
   105,000     Seitel, Inc.* ..................................       1,953,000
   150,000     Serologicals Corp.* ............................       2,025,000
    43,400     Standard Microsystems Corp.* ...................         653,713
    90,000     TALX Corp. .....................................       2,221,875
   207,000     U.S. Physical Therapy, Inc.* ...................       2,691,000
    57,500     Urologix, Inc.* ................................       1,236,250
                                                                   ------------
                                                                     36,364,970
                                                                   ------------

               TOTAL COMMON STOCKS (COST $154,860,068) ........    $163,704,280
                                                                   ------------

               MONEY MARKETS-- 2.3%
 3,823,479     Firstar Stellar Money Market Fund
                  (Cost $3,823,479) ...........................    $  3,823,479
                                                                   ------------

               TOTAL INVESTMENT SECURITIES-- 100.3%
                  (COST $158,683,547) .........................    $167,527,759

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.3%) .        (522,407)
                                                                   ------------

               NET ASSETS-- 100% ..............................    $167,005,352
                                                                   ============

*    Non-income producing security.
**   Securities are grouped by sector.

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001
================================================================================

1.   ORGANIZATION
The Bjurman Funds (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Bjurman Micro-Cap Growth Fund (the "Fund"). The Fund commenced operations on March 31, 1997 when 8,333 capital shares were purchased at $12 per share.

The Fund seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations generally between $30 million and $300 million at the time of investment.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Based upon the federal income tax cost of portfolio investments of $158,789,021 as of March 31, 2001, the Fund had net unrealized appreciation of $8,738,738, consisting of $21,378,313 of gross unrealized appreciation and $12,639,575 of gross unrealized depreciation. The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

Reclassification of capital accounts - For the year ended March 31, 2001, the Fund reclassified net investment losses of $875,643 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

3.   INVESTMENT TRANSACTIONS
For the year ended March 31, 2001,  cost of purchases and proceeds from sales of
portfolio   securities,   other  than   short-term   investments,   amounted  to
$284,390,122 and $131,307,564, respectively.

4.   TRANSACTIONS WITH AFFILIATES
Certain Trustees and officers of the Trust are also officers of George D. Bjurman & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc., the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE
The Adviser provides the Fund with investment advisory services. For providing investment advisory services, the Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund to the extent necessary to limit total operating expenses to 1.80% of the Fund's average daily net assets. For the year ended March 31, 2001, the Adviser waived $16,691 of its investment advisory fee. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are the Fund's obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon the Board of Trustees' review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary expenses. For the year ended March 31, 2001, the Fund reimbursed the Adviser $115,178 of advisory fees waived in prior years.

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BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADMINISTRATION FEE
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.10% of such assets in excess of $50 million, subject to a monthly minimum fee of $2,000.

TRANSFER AGENT FEE
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a monthly minimum fee of $2,000. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES FEE
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current net assets, of $3,500 from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING FEE
Under the terms of an Underwriting Agreement, IFS Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. For these services, the Underwriter receives a monthly fee of $500 from the Fund. The Underwriter is an affiliate of IFS by reason of common ownership.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, the Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of the Fund at a maximum aggregate annual rate of 0.25% of the Fund's average daily net assets. Under the Plan, the Fund incurred $206,306 of distribution fees during the year ended March 31, 2001.

5.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)
On December 4, 2000, the Fund declared and paid a short-term capital gain distribution of $5,428,755 or $2.3447 per share and a long-term capital gain distribution of $804,220 or $0.3473 per share. In January of 2001, shareholders were provided with Form 1099-DIV which reported the amount and tax status of the capital gain distributions paid during calendar year 2000.

12
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BJURMAN MICRO-CAP GROWTH FUND
INDEPENDENT AUDITORS' REPORT
================================================================================

To the Shareholders and Board of Trustees of the Bjurman Micro-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Bjurman Micro-Cap Growth Fund (the "Fund"), including the portfolio of investments as of March 31, 2001, and the related statement of operations for the year then ended and of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights
(collectively referred to hereinafter as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Bjurman Micro-Cap Growth Fund as of March 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ Deloitte & Touche LLP

                                        DELOITTE & TOUCHE LLP
                                        Los Angeles, California
                                        May 4, 2001

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